S000075959 [Member] Investment Risks - Carillon Chartwell Real Income Fund	Dec. 31, 2025
Interest Rate Risk [Member]
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Interest rate risk is the risk that the value of investments, such as fixed-income securities, will move in the opposite direction to movements in interest rates. Generally the value of investments with interest rate risk will fall when interest rates rise. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the fund. It is difficult to accurately predict the pace at which interest rates might increase or decrease, or the timing, frequency, or magnitude of such changes. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by the fund. For example, if a bond has a duration of seven years, a 1% increase in interest rates could be expected to result in a 7% decrease in the value of the bond. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the fund due to, among other factors, a decline in the value of the fund’s fixed income securities, heightened volatility in the fixed income markets and the reduced liquidity of certain fixed income investments. Conversely, during periods of very low or negative interest rates, the fund may be unable to maintain positive returns or pay dividends to fund shareholders;

Equity securities are subject to market risk [Member]
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Equity securities are subject to market risk. In general, the values of stocks and other equity securities fluctuate, sometimes widely, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. The fund may invest in the following equity securities, which may expose the fund to the following additional risks:

Common stocks. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;
Convertible securities. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates. Generally, a convertible security is subject to the market risks of stocks when the price of the underlying stock is high relative to the conversion price, and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price;
Dividend-Paying Stocks. Securities of companies that have historically paid a high dividend yield may reduce or discontinue their dividends, reducing the yield of the fund. Low priced securities in the fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market;
Preferred stock. Preferred stocks are subject to issuer-specific risks and are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Preferred stocks may also be subject to credit risk, which is the risk that an issuer may be unable or unwilling to meet its financial obligations;
REITs. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, and are dependent upon the skills of their managers. REITs may not be diversified geographically or by property or tenant type. REITs typically incur fees that are separate from those incurred by the fund, meaning the fund, as a shareholder, will indirectly bear a proportionate share of a REIT’s operating expenses;

Callable securities risk [Member]
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Callable securities risk arises from the fact that the fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the fund may be invested in securities paying lower coupon rates and may not benefit from any increase in value that might otherwise result from declining interest rates;

Credit ratings risk [Member]
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Credit ratings risk is the risk associated with the fact that ratings by nationally recognized rating agencies generally represent the agencies’ opinion of the credit quality of an issuer and may prove to be inaccurate;

Credit Risk [Member]
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•	Credit risk arises if an issuer is unable or unwilling, or is perceived as unable or unwilling, to meet its financial obligations or goes bankrupt;

Cybersecurity and technology risk [Member]
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Cybersecurity and technology risk. The fund, its service providers, third-party fund distribution platforms and other market participants increasingly depend on complex information technology and communications systems, including artificial intelligence, which are subject to a number of different threats and risks that could adversely affect the fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the fund and its shareholders;

Foreign securities risks [Member]
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Foreign securities risks, which are potential risks not associated with U.S. investments, may include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity; (4) lack of uniform accounting, auditing, recordkeeping and financial reporting standards; (5) increased volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (7) significant limitations on investor rights and recourse; (8) use of unfamiliar corporate organizational structures; (9) unavailable or unreliable public information regarding issuers; and (10) delays in transaction settlement in some foreign markets. Additionally, trading in foreign markets generally involves higher transaction costs than trading in U.S. markets. The unavailability and/or unreliability of public information available may impede the fund’s ability to accurately evaluate foreign securities. Moreover, it may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-

U.S. persons in foreign jurisdictions. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change and inadequate government oversight;

High yield security risk [Member]
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High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss, are susceptible to rising interest rates and have greater volatility, especially when the economy is weak or expected to become weak. Investments in high-yield securities (commonly referred to as “junk bonds”) are inherently speculative and carry a greater risk that the issuer will default on the timely payment of principal and interest. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market volatility. High yield securities carry greater levels of call risk, credit risk and liquidity risk;

Income risk [Member]
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Income risk is the risk that the fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the fund may be required to invest its assets in lower-yielding securities;

Inflation risk [Member]
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Inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund’s assets and distributions may decline;

Issuer risk [Member]
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Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;

Large cap company risk [Member]
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Large-cap company risk arises because large‑cap companies may be less responsive to competitive challenges and opportunities, and may be unable to attain high growth rates, relative to smaller companies;

Large shareholder risk [Member]
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Large shareholder risk is the risk that certain large shareholders, including the investment adviser, a subadviser or an affiliate of either, other funds or accounts advised by the investment adviser or a subadviser or an affiliate of either, may from time to time own a substantial amount of the fund’s shares. In addition, a third party investor, the investment adviser or a subadviser, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the fund’s achieving a specified size or scale. There is no requirement that these shareholders maintain their investment in the fund, and there can be no assurance that any large shareholder would not redeem its investment, that the size of the fund would be maintained at such levels or that the fund would continue to meet applicable listing requirements. There is a risk that such large shareholders or that the fund’s shareholders generally may redeem all or a substantial portion of their investments in the fund in a short period of time, which could have a significant negative impact on the fund’s NAV, liquidity, brokerage costs, and expenses. Large redemptions could also result in tax consequences to shareholders and impact the fund’s ability to implement its investment strategy, and there is no guarantee that the fund could maintain sufficient assets to continue operations, in which case the fund may be liquidated.

In addition, the fund may be a constituent of one or more adviser asset allocation models. Being a component of such a model may greatly affect the trading activity of the fund, the size of the fund, and the volatility of the fund’s shares. Inclusion in a model could increase demand for the fund and removal from a model could result in outsized selling activity in a relatively short period of time. As a result, the fund’s NAV could be negatively impacted. In addition, model rebalances may potentially result in increased trading activity;

Liquidity risk [Member]
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Liquidity risk is the possibility that trading activity in certain securities may, at times, be significantly hampered. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. The fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the fund. Market prices for such securities may be volatile. The fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars;

Management and strategy risk [Member]
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Management and strategy risk is the risk that the value of your investment depends on the judgment of the fund’s subadviser about the quality, relative yield or value of, or market trends affecting, a particular security, industry, sector, region or market segment, or about the economy or interest rates generally. This judgment may prove to be incorrect or otherwise may not produce the intended results, which may result in losses to the fund. Investment strategies employed by the fund’s subadviser in selecting investments for the fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

Market risks [Member]
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Market risk is the risk that markets may at times be volatile, and the values of the fund’s holdings may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.
Recent market events risk includes risks arising from current and recent circumstances impacting markets. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly.
National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, including trade tariffs and other trade barriers, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade and security agreements, risks associated with trade and security agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment, commodity prices and currency values could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In addition, these policies, including the impact on the U.S. dollar, may change foreign demand for U.S. assets in ways that cannot be foreseen, which could have a negative impact on certain issuers and/or industries.
The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market.
Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Tensions, war, or open conflict between nations, such as among the United States, Israel and Iran, between Russia and Ukraine, otherwise in the Middle East or in eastern Asia could affect the economies of many nations, including the United States and may contribute to increased volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities and any sanctions and the repercussions of such events cannot be predicted. Those events have presented and could continue to present material uncertainty and risk with respect to markets globally, including in the oil and gas markets and potentially other industries and sectors, and the performance of the fund and its investments or operations could be negatively impacted.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the fund. The full effect of such regulations is not currently known and certain changes to regulations could limit the fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the fund to operate, which may impact performance. Additionally, it is possible that such regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences, may negatively impact certain issuers, industries and regions;

Master limited partnership risk [Member]
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Master limited partnership risk involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to change their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, they may be difficult to value, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest. These reductions in the fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by a fund on a subsequent sale of the securities. Holders of units in MLPs have more limited rights to vote on matters affecting the partnership and may be required to sell their common units at an undesirable time or price. The fund’s investments in MLPs may be limited in order for the fund to meet the requirements necessary to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”);

Maturity risk [Member]
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Maturity risk is the risk associated with the fact that the fund will invest in fixed income securities of varying maturities. Generally, the longer a fixed income security’s maturity, the greater the interest rate risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk;

Mid cap company risk [Member]
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Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the fund to buy and sell securities of mid-capitalization companies;

Mortgage and asset backed security risk [Member]
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Mortgage- and asset-backed security risk arises from the potential for mortgage failure, particularly during periods of market downturn, premature repayment of principal, or a delay in the repayment of principal, and can increase in an unstable or depressed housing market. Although the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. When interest rates rise, the effective duration of a fund’s mortgage-backed and asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages. This delay in the repayment of principal could increase the potential for loss when prevailing interest rates rise, which could cause the values of the securities to fall sharply;

Natural resources and precious metals risk [Member]
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Natural resources and precious metals risk is the risk that the fund’s investments in companies in natural resources and precious metals businesses and ETFs that invest in these companies or directly in precious metals are more vulnerable to price movements of natural resources and market, economic and other factors that particularly affect those types of businesses. These investments may be adversely affected by numerous factors, including changes in supply of, or demand for, various natural resources, changes in energy prices, which have experienced significant volatility in recent periods, international political and economic developments, geopolitical and other events, including acts of terrorism, tensions, war or other open conflicts, economic conditions in large importation countries, import controls, civil conflict, natural or man-made disasters, actions to address climate change or other environmental factors, energy conservation, the success of exploration projects, fluctuation and changes in commodity or other raw material prices, production spending, increased competition, technological developments, and tax and other government regulation and intervention. These factors could adversely affect the performance of companies in the natural resources and precious metals businesses and ETFs that invest in these companies or directly in precious metals, and the fund’s performance could be affected by these factors;

Investing in other investment companies including ETFs [Member]
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Investing in other investment companies, including ETFs, carries with it the risk that, by investing in another investment company, the fund will be exposed to the risks of the types of investments in which the investment company invests, such as natural resources and precious metals companies and direct investments in gold and silver. The fund and its shareholders will indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations. ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index;

Prepayment and extension risk [Member]
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Prepayment and extension risk is the risk that a bond or other fixed-income security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, might not be prepaid as expected. Due to a decline in interest rates or excess cash flow into the issuer, a debt security may be called or otherwise converted, prepaid or redeemed before maturity. If this occurs, no additional interest will be paid on the investment. The fund may have to reinvest the proceeds in another investment at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security, any of which could result in a reduced yield to the fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default or delayed payment, heighten interest rate risk and increase the potential for a decline in its price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the fund for investment would be reduced. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest, which could hurt the fund’s performance;

Redemption risk [Member]
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Redemption risk is the risk that, due to a rise in interest rates or other changing government policies that may cause investors to move out of fixed income securities on a large scale, the fund may experience periods of heavy redemptions that could cause the fund to sell assets at inopportune times or at a loss or depressed value;

Restricted securities risk [Member]
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Restricted securities risk is the risk that securities not registered in the U.S. under the 1933 Act, or in non-U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. They also may be more difficult to purchase or sell at an advantageous time or price. The fund may not be able to sell a restricted security when the subadviser considers it desirable to do so and/or may have to sell the security at a lower price than the fund believes is its fair market value. In addition, transaction costs may be higher and the fund may receive only limited information regarding the issuer of a restricted security. The fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration;

Securities lending risk [Member]
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Securities lending risk is the risk that, if the fund lends its portfolio securities and receives collateral in the form of cash that is reinvested in securities, those securities may not perform sufficiently to cover the return collateral payments owed to borrowers, and the fund can lose money if investments made with cash collateral decline in value. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund’s ability to vote proxies or to settle transactions and there may be a loss of rights in the collateral should the borrower fail financially;

U S Government securities and government sponsored enterprises risk [Member]
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U.S. Government securities and government-sponsored enterprises risk arises because a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the stated interest rate and face value at maturity, not its current market price. The market prices for such securities are not guaranteed and will fluctuate. Certain securities that may be held by the fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), the Government National Mortgage Association (“Ginnie Mae”) and the Tennessee Valley Authority (“TVA”) are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk. It is possible that the U.S. government and government-sponsored enterprises will not be able to meet their payment obligations in the future, which would adversely affect the value of the fund’s investments;

U S Treasury obligations risk [Member]
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U.S. Treasury obligations risk is the risk that the market value of U.S. Treasury obligations may vary due to fluctuations in interest rates. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the market value of the fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown or potential default on the national debt, may also cause investors to lose confidence in the U.S. Government and may cause the market value of U.S. Treasury obligations to decline;

Valuation risk [Member]
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Valuation risk arises because the securities held by the fund may be priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the fund’s Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold; and

Value stock risk [Member]
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Value stock risk arises from the possibility that a stock’s intrinsic value may not be fully realized by the market or that its price may decline. If a value investment style shifts out of favor based on market conditions and investor sentiment, the fund could underperform funds that use a non‑value approach to investing or have a broader investment style.

Inflation indexed debt securities risk [Member]
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Inflation-indexed debt securities risk is the risk that inflation-indexed debt securities, including TIPS, will be adversely affected by changes in real interest rates, which are market interest rates that are adjusted for inflation. Unlike a conventional debt security, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed debt security provides principal payments and interest payments that vary as the principal and/or interest are adjusted over time to reflect a rise or a drop in the reference inflation-related index. The prices of inflation-indexed debt securities tend to decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-indexed debt securities may vary widely and will fluctuate as the principal and interest are adjusted for inflation. If an inflation index rate declines, the principal value and interest payable on an inflation-indexed security also will decline, adversely affecting the fund’s investment. Because the interest and/or principal payments on an inflation-indexed debt security are adjusted periodically for changes in inflation, the income distributed by a fund may be irregular. For inflation-indexed debt securities for which repayment of the original principal upon maturity, as adjusted for inflation, is not guaranteed, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. There can be no assurance that an inflation index will accurately measure the real rate of inflation in the prices of goods and services. The fund’s investments in inflation-indexed investments may lose value in the event that the actual rate of inflation is different from the rate of the inflation index. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on it than on a conventional bond. In periods of deflation, the fund may have no income at all from such investments;

Risk Lose Money [Member]
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Risk [Text Block]	The greatest risk of investing in the fund is that you could lose money.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.